OTHER LONG-TERM LIABILITIES (Details) In Thousands, unless otherwise specified					1 Months Ended
	Dec. 31, 2012 USD ($) item	May 31, 2012 Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	May 31, 2012 Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	Dec. 31, 2012 Interest free government loan USD ($)	Dec. 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	Dec. 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	May 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	May 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	Feb. 29, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement Maximum
Other long-term debt
Other long-term debt				$ 4,772
Total other long-term liabilities	4,772
Number of Installments	2
Period from setup of entity that loan is to be granted by Fuzhou Municipal Government							3 months	3 months
Interest free government loan to be provided							9,546	60,000
Government subsidy granted		4,772	30,000
Period to repay Government grants									5 years
Government grant received					2,386	15,000
Government loan received					$ 4,772	30,000